Leasing (Details) - Schedule of analysis of contractual payment dates of leasing liability ₪ in Thousands	12 Months Ended
Dec. 31, 2022 ILS (₪)
Schedule of Analysis of Contractual Payment Dates of Leasing Liability [Abstract]
Up to a year	₪ 467
Between 1-2 years	206
Total (undiscounted)	₪ 673